Business Segment Information - Schedule of Quantitative Reconciliation of Adjusted EBITDA (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 30, 2013		Mar. 31, 2012		Dec. 29, 2012		Dec. 31, 2011		Jan. 01, 2011
Adjustments:
Restructuring and tangible asset impairment	$ (1,792)		$ (6)		$ (8,923)		$ (71,892)		$ (10,512)
LIFO reserve change	138,000				136,000		123,000
Business transformation costs							(1,000)		(1,000)
Interest expense, net	(81,826)		(71,594)		(311,812)		(307,614)		(341,718)
Income tax (provision) benefit	(12,292)		1,812		(42,448)		42,074		(15,585)
Depreciation and amortization expense	(94,178)		(83,924)		(355,892)		(342,732)		(307,522)
Net (loss) income	(94,708)		(3,489)		(51,173)		(102,171)		(12,965)
EBITDA
Segment Information [Line Items]
Adjusted EBITDA	156,485		177,520		840,750		812,118		736,224
Adjustments:
Sponsor fees	(2,567)	[1]	(2,603)	[1]	(10,242)	[1]	(10,206)	[1]	(10,654)	[1]
Restructuring and tangible asset impairment	(1,792)	[2]	(6)	[2]	(8,923)	[2]	(71,892)	[2]	(10,512)	[2]
Share-based compensation expense	(3,800)	[3]	(1,644)	[3]	(4,312)	[3]	(14,677)	[3]	(3,484)	[3]
LIFO reserve change	(1,890)	[4]	2,243	[4]	(13,213)	[4]	(59,300)	[4]	(30,047)	[4]
Legal							(3,000)	[5]	(607)	[5]
Loss on extinguishment of debt	(23,967)	[6]			(31,423)	[7]	(76,011)	[7]
Pension settlement					(17,840)	[8]
Business transformation costs	(13,900)	[9]	(18,705)	[9]	(74,900)	[10]	(44,700)	[10]	(18,802)	[10]
Other	(14,981)	[11]	(6,588)	[11]	(20,918)	[12]	(26,231)	[12]	(10,258)	[12]
EBITDA	93,588		150,217		658,979		506,101		651,860
Interest expense, net	(81,826)		(71,594)		(311,812)		(307,614)		(341,718)
Income tax (provision) benefit	(12,292)		1,812		(42,448)		42,074		(15,585)
Depreciation and amortization expense	(94,178)		(83,924)		(355,892)		(342,732)		(307,522)
Net (loss) income	$ (94,708)		$ (3,489)		$ (51,173)		$ (102,171)		$ (12,965)

[1]	Consists of management fees paid to the Sponsors.
[2]	Restructuring and tangible asset impairment charges primarily consist of facility closing, severance and related costs and tangible asset impairment charges.
[3]	Share-based compensation expense represents costs recorded for Share Option Awards and Restricted Share Awards granted.
[4]	Consists of changes in the LIFO reserve.
[5]	Legal includes settlement costs accrued in 2011 for a class action matter and costs incurred for Ahold related legal matters in 2010.
[6]	The 2013 loss on extinguishment of debt consists of an early redemption premium and a write-off of unamortized debt issuance costs related to the Senior Subordinated Notes redemption.
[7]	The 2012 loss on extinguishment of debt consists of an early redemption premium and a write-off of unamortized debt issuance costs related to the Senior Subordinated Notes redemption, fees paid to debt holders, certain third party costs and the write-off of unamortized debt issuance costs related to the 2007 Term Loan amendments, certain third party costs related to the 2012 ABS Facility and a write-off of unamortized debt issuance costs related to the previous ABS Facility. The 2011 loss on extinguishment of debt consists of an early redemption premium and a write-off of unamortized debt issuance costs related to the May 2011 debt refinancing transactions.
[8]	Consists of a non-recurring charge resulting from lump-sum payment settlements to former employees participating in several Company sponsored pension plans.
[9]	Consists of costs to functionalize and optimize our business processes and systems.
[10]	Consists of costs to functionalize and optimize our business processes and systems, as well as implement our new brand image.
[11]	Other includes gains, losses or charges as specified under the Company's debt agreements.
[12]	Other includes gains, losses or charges as permitted under the Company's debt agreements.